Interim Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 552,758	$ 897,680
Prepaid expenses and other current assets	639,710	925,382
Total current assets	1,192,468	1,823,062
Property and equipment, net	990	6,694
Other assets		16,885
Total assets	1,193,458	1,846,641
Current liabilities:
Accounts payable, including related party of $411,806 and $265,864, as of June 30, 2024 and December 31, 2023, respectively	4,584,284	4,633,534
Related party short-term loan	1,512,319	1,633,746
Other accrued liabilities	1,420,229	1,652,270
Note payable short-term	201,285
Total current liabilities	7,718,117	7,919,550
Deferred revenue	2,499,969	2,499,969
Accrued pension liability	243,630	260,685
Total liabilities	10,461,716	10,680,204
Commitments and contingencies (Note 8)
Shareholders’ deficit
Common shares, CHF 0.80 ($0.80) par value, 985,723 and 810,723 registered shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	808,555	668,555
Additional paid-in capital	62,328,298	61,029,437
Accumulated deficit	(72,409,318)	(70,373,484)
Accumulated other comprehensive loss	4,207	(158,071)
Total shareholders’ deficit	(9,268,258)	(8,833,563)
Total liabilities and shareholders’ deficit	$ 1,193,458	$ 1,846,641